Commitments and Contingencies - Additional Information (Details) - claim	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Loss Contingencies [Line Items]
Number of pending claims	426	360	393	332	336	352
New Zealand | Subsidiaries | New Zealand Weathertightness
Loss Contingencies [Line Items]
Number of claims	4
Number of pending claims	3